Trade receivables - Aging list (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivabless [line items]
Trade receivables	R$ 122,039	R$ 91,916
Provision for revenue cancellation	(3,136)	(5,212)	R$ (5,655)	R$ (5,421)
Cost
Trade Receivabless [line items]
Trade receivables	70,216	72,647
Provision for revenue cancellation	(3,136)	(5,212)
Cost | From 1 to 30 days
Trade Receivabless [line items]
Trade receivables	24,990	22,322
Cost | From 31 to 60 days
Trade Receivabless [line items]
Trade receivables	21,176	15,135
Cost | From 61 to 90 days
Trade Receivabless [line items]
Trade receivables	17,697	13,473
Cost | From 91 to 180 days
Trade Receivabless [line items]
Trade receivables	30,771	27,968
Cost | From 181 to 365 days
Trade Receivabless [line items]
Trade receivables	62,453	25,242
Allowance
Trade Receivabless [line items]
Trade receivables	R$ (102,128)	R$ (79,659)